Cover Page	May 06, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2024
Entity Registrant Name	REALTY INCOME CORPORATION
Entity Central Index Key	0000726728
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13374
Entity Tax Identification Number	33-0580106
Entity Address, Address Line One	11995 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	284-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 Par Value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	O
Security Exchange Name	NYSE
6.000% Series A Cumulative Redeemable Preferred Stock, $0.01 Par Value
Document Information [Line Items]
Title of 12(b) Security	6.000% Series A Cumulative Redeemable Preferred Stock, $0.01 Par Value
Trading Symbol	O PR
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 1.125 Due July 2027
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2027
Trading Symbol	O27A
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 1.875 Due January 2027
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	O27B
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 1.625 Due December 2030
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2030
Trading Symbol	O30
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 4.875 Due July 2030
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2030
Trading Symbol	O30A
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 5.750 Due 2031
Document Information [Line Items]
Title of 12(b) Security	5.750% Notes due 2031
Trading Symbol	O31A
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 1.750 Due July 2033
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2033
Trading Symbol	O33A
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 5.125 Due July 2034
Document Information [Line Items]
Title of 12(b) Security	5.125% Notes due 2034
Trading Symbol	O34
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 6.000 Due 2039
Document Information [Line Items]
Title of 12(b) Security	6.000% Notes due 2039
Trading Symbol	O39
Security Exchange Name	NYSE
Senior Unsecured Notes Payable 2.500 Due January 2042
Document Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2042
Trading Symbol	O42
Security Exchange Name	NYSE